Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
Shareholders' Equity
Note 9: Shareholders’ Equity
Equity Forward Sale Agreements
In August 2025, the Company entered into separate forward sale agreements (the “Forward Sale Agreements”) with several forward purchasers relating to an aggregate of 8,098,592 shares of the Company’s common stock at an initial forward price of $139.657 per share, which is equal to the price to public per share less an underwriting discount. Each Forward Sale Agreement will be physically settled unless the Company elects to settle such Forward Sale Agreement in cash or to net share settle such Forward Sale Agreement (which the Company has the right to do, subject to certain conditions, other than in the limited circumstances set forth in the Forward Sale Agreements). The Forward Sale Agreements provide for settlement on a settlement date or dates to be specified at the Company’s discretion on or prior to December 31, 2026. To the extent the Forward Sale Agreements are physically settled, the Company will issue common stock to the forward purchasers and receive cash proceeds based on the applicable forward sale price on the settlement date as defined in the Forward Sale Agreements.
As of December 31, 2025, the Company did
not
receive any proceeds from the sale of its common stock connected to the Forward Sale Agreements. The Company estimates that it will receive total net proceeds of approximately $1,131 million, before deducting estimated offering expenses, subject to the price adjustment and other provisions of the Forward Sale Agreements, in the event of full physical settlement of all of the Forward Sale Agreements. The Company intends to use any net cash proceeds that it may receive upon a settlement of the Forward Sale Agreements for general corporate purposes. The Forward Sale Agreements will be classified as equity transactions because they are indexed to the Company’s common stock and physical settlement is within the Company’s control.
Dividend Reinvestment and Direct Stock Purchase Plan
Under the Company’s dividend reinvestment and direct stock purchase plan (the “DRIP”), shareholders may reinvest cash common stock dividends and purchase additional shares of Company common stock, up to certain limits, through the plan administrator without paying brokerage commissions. Shares purchased by participants through the DRIP may be newly issued shares, treasury shares, or at the Company’s election, shares purchased by the plan administrator in the open market or in privately negotiated transactions. Purchases generally will be made and credited to DRIP accounts once each week. As of December 31, 2025, there were approximately 4.1 million shares available for future issuance under the DRIP.
Anti-dilutive Stock Repurchase Program
In February 2015, the Company’s Board of Directors authorized an anti-dilutive stock repurchase program, which allows the Company to purchase up to 10 million shares of its outstanding common stock from time to time over an unrestricted period of time. The Company did not repurchase shares of common stock during the years ended December 31, 2025, 2024 or 2023. As of December 31, 2025, there were 5.1 million shares of common stock available for purchase under the program.

Accumulated Other Comprehensive Loss
Presented in the table below are the changes in accumulated other comprehensive loss by component, net of tax, for the years ended December 31, 2025, 2024 and
2023
:

	Defined Benefit Plans			Gain (Loss) on Cash Flow Hedge	Gain (Loss) on Fixed- Income Securities	Accumulated Other Comprehensive Income (Loss)
	Employee Benefit Plan Funded Status	Amortization of Prior Service Cost	Amortization of Actuarial Loss
Beginning balance as of January 1, 2023	$(93)	$1	$70	$(1)	$—	$(23)
Other comprehensive (loss) income before reclassification	(3)	—	—	(8)	4	(7)
Amounts reclassified from accumulated other comprehensive income	—	—	4	—	—	4

Net other comprehensive (loss) income	(3)	—	4	(8)	4	(3)

Ending balance as of December 31, 2023	$(96)	$1	$74	$(9)	$4	$(26)

Other comprehensive income (loss) before reclassification	1	—	—	39	(2)	38

Net other comprehensive income (loss)	1	—	—	39	(2)	38

Ending balance as of December 31, 2024	$(95)	$1	$74	$30	$2	$12

Other comprehensive (loss) income before reclassification	—	—	—	(4)	1	(3)
Amounts reclassified from accumulated other comprehensive income (loss)	—	—	1	—	(4)	(3)

Net other comprehensive income (loss)	—	—	1	(4)	(3)	(6)
Ending balance as of December 31, 2025	$(95)	$1	$75	$26	$(1)	$6

The Company does not reclassify the amortization of defined benefit pension cost components from accumulated other comprehensive loss directly to net income in its entirety, as a portion of these costs have been deferred as a regulatory asset. These accumulated other comprehensive loss components are included in the computation of net periodic pension cost. See Note 15—Employee Benefits for additional information.
The amortization of the gain (loss) on cash flow hedges is reclassified to net income during the period incurred and is included in Interest expense in the accompanying Consolidated Statements of Operations.
An unrealized gain (loss) on
available-for-sale
fixed-income securities is reclassified to net income upon sale of the securities as a realized gain or loss and is included in Other, net in the accompanying Consolidated Statements of Operations.

Dividends and Distributions
The Company’s Board of Directors authorizes the payment of dividends. The Company’s ability to pay dividends on its common stock is subject to having access to sufficient sources of liquidity, net income and cash flows of the Company’s subsidiaries, the receipt of dividends and direct and indirect distributions from, and repayments of indebtedness of, the Company’s subsidiaries, compliance with Delaware corporate and other laws, compliance with the contractual provisions of debt and other agreements and other factors.
The Company’s dividend rate on its common stock is determined by the Board of Directors on a quarterly basis and takes into consideration, among other factors, current and possible future developments that may affect the Company’s income and cash flows. When dividends on common stock are declared, they are typically paid in March, June, September and December. Historically, dividends have been paid quarterly to holders of record as of a date less than 30 days prior to the distribution date. Since the dividends on the Company’s common stock are not cumulative, only declared dividends are paid.
During 2025, 2024 and 2023, the Company paid $633 million, $585 million and $532 million in cash dividends, respectively. Presented in the table below is the per share cash dividends paid for the years ended December 31:

	2025	2024	2023
December	$0.8275	$0.7650	$0.7075
September	$0.8275	$0.7650	$0.7075
June	$0.8275	$0.7650	$0.7075
March	$0.7650	$0.7075	$0.6550
On December 5, 2025, the Company’s Board of Directors declared a quarterly cash dividend payment of $0.8275 per share payable on March 3, 2026, to shareholders of record as of February 10, 2026.
Under applicable law, the Company’s subsidiaries may pay dividends on their capital stock or other equity only from retained, undistributed or current earnings. A significant loss recorded at a subsidiary may limit the amount of the dividend that the subsidiary can pay. The ability of the Company’s subsidiaries to pay upstream dividends, make other upstream distributions or repay indebtedness to parent company or AWCC, as applicable, is subject to compliance with applicable corporate, tax and other laws, regulatory restrictions and financial and other contractual obligations, including, for example, (i) regulatory capital, surplus or net worth requirements, (ii) outstanding debt service obligations, (iii) requirements to make preferred and preference stock dividend payments, and (iv) other contractual agreements, covenants or obligations made or entered into by the Company and its subsidiaries.
Regulatory Restrictions on Indebtedness
The issuance of long-term debt or equity securities by the Company or long-term debt by AWCC does not require authorization of any state PUC if no guarantee or pledge of the regulated subsidiaries is utilized. Based on the needs of the Regulated Businesses and parent company, AWCC may borrow funds or issue its debt in the capital markets and then, through intercompany loans, provide these borrowings to the Regulated Businesses or parent company. PUC authorization is generally required for the regulated subsidiaries to incur long-term debt. The Company’s regulated subsidiaries normally obtain these required PUC authorizations on a periodic basis to cover their anticipated financing needs for a period of time, or, as necessary, in connection with a specific financing or refinancing of debt.